Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
Sep. 30, 2022 $ / shares
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share (diluted)	$ (0.55)
Adjustment 2 [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share (diluted)	0.01
As restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss per share (diluted)	$ (0.54)